Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

LMDV Sponsor LLC (the “Sponsor”) LMDV Issuer Co. LLC (the “Issuer”) 400 Continental Blvd., Suite 500 El Segundo, California 90245	21 November 2025

Re:	LMDV Issuer Co. LLC

Secured Tenant Site Contract Revenue Notes, Series 2025-1 (the “Notes”)

Sample Asset Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Sponsor, Issuer, RBC Capital Markets, LLC and MUFG Securities Americas Inc. (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of assets consisting of fee estates, leasehold estates or easements combined with assignments of tenant leases, licenses or similar agreements with respect to certain wireless communication sites and assignments of tenant leases, licenses or similar agreements with respect to certain wireless communication sites (the “Tenant Site Assets”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Issuer, provided us with:

a.	Electronic data files (collectively, the “Provided Data Files”):

i.

Labeled “TC 2025-1_Data Tape_v11.05.2025.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Sponsor, on behalf of the Issuer, indicated contains information as of 30 September 2025 (the “Cut-Off Date”) relating to the Tenant Site Assets and

ii.

Labeled “TC 2025-1_Data Tape_v11.17.2025.xlsx” and the corresponding record layout and decode information, as applicable (the “Data File”), that the Sponsor, on behalf of the Issuer, indicated contains information as of the Cut-Off Date relating to the Tenant Site Assets,

b.	Imaged copies of the following items (collectively, the “Source Documents”):

i.	The easement and assignment of lease agreement or other related documents (collectively and as applicable, the “Easement Agreement”),

ii.	The lease agreement or other related documents (collectively and as applicable, the “Lease Agreement”),

iii.	The purchase and sale agreement or other related documents (collectively and as applicable, the “Purchase and Sale Agreement”),

iv.	The estoppel certificate (the “Estoppel Certificate”),

v.	Certain printed screen shots of the parent company credit rating (the “Parent Rating Screenshots”),

vi.	The closing statement or other related documents (collectively and as applicable, the “Closing Statement”),

vii.	The property transaction report or other related documents (collectively and as applicable, the “Property Transaction Report”),

viii.	The investment committee memo or other related documents (collectively and as applicable, the “Investment Committee Memo”),

ix.	The quit claim deed, warranty deed or other related documents (collectively and as applicable, the “Deed”),

x.	The proof of payment (the “Proof of Payment”) and

xi.	The underwriting summary (the “Underwriting Summary”),

as applicable, that the Sponsor, on behalf of the Issuer, indicated relate to the Sample Assets (as defined in Attachment A),

c.

A schedule and the corresponding record layout and decode information, as applicable (the “Data Tape Glossary”), that the Sponsor, on behalf of the Issuer, indicated contains structure type and RPI type information relating to the Tenant Site Assets,

d.

Certain schedules and the corresponding record layout and decode information, as applicable (the “Revenue Schedules”), that the Sponsor, on behalf of the Issuer, indicated contain rent and expense information relating to the Sample Assets,

e.

A schedule and the corresponding record layout and decode information, as applicable (the “BTA Rank Schedule,” together with the Source Documents, Data Tape Glossary and Revenue Schedules, the “Sources”), that the Sponsor, on behalf of the Issuer, indicated contains basic trading area (“BTA”) mapping information relating to certain geographical locations,

f.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File and Data File, as applicable, which is shown on Exhibit 1 to Attachment A, and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Provided Data Files is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, recalculating or observing, as applicable, certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, Provided Data Files, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Tenant Site Assets, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Tenant Site Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Tenant Site Assets,

iii.	Whether the originator(s) of the Tenant Site Assets complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Tenant Site Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

21 November 2025

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Issuer, we:

a.	Identified the 25 Tenant Site Assets with the largest NTM NOI values, as shown on the Preliminary Data File, (the “Top 25 Tenant Site Assets”) and

b.

Randomly selected a sample of 10 Tenant Site Assets from the Preliminary Data File that were not Top 25 Tenant Site Assets (the “Random Sample Assets,” together with the Top 25 Tenant Site Assets, the “Sample Assets”).

For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Assets or the methodology they instructed us to use to select the Sample Assets from the Preliminary Data File.

For the purpose of the procedures described in this report, the 35 Sample Assets are referred to as Sample Asset Numbers 1 through 35.

2.

For each Sample Asset, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Sources, subject to the instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was found to be in agreement.

The Source(s) that we were instructed by the Sponsor, on behalf of the Issuer, to use for each Sample Characteristic are indicated on Exhibit 1 to Attachment A. Unless otherwise indicated in the notes to Exhibit 1 to Attachment A, where more than one Source is listed for a Sample Characteristic, the Sponsor, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for such Sample Characteristic agreed with the corresponding information in at least one of the Sources listed for such Sample Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Sample Characteristics listed on Exhibit 1 to Attachment A.

3.

For each tenant site asset on the Preliminary Data File and Data File, we compared the LD Asset ID, as shown on the Preliminary Data File, to the corresponding LD Asset ID, as shown on the Data File, and noted that:

a.	All of the Tenant Site Assets were included on both the Preliminary Data File and Data File and

b.	No tenant site assets other than the Tenant Site Assets were included on the Preliminary Data File or Data File.

Attachment A Page 2 of 2

4.

For each Sample Asset, we compared the Sample Characteristics, as shown on the Preliminary Data File, to the corresponding information, as shown on the Data File, subject to the instruction(s) provided by the Sponsor, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was found to be in agreement.

For the purpose of comparing the address and tenant name Sample Characteristics, the Sponsor, on behalf of the Issuer, instructed us to ignore differences that appear to be due to abbreviations, truncations or spelling errors.

Exhibit 1 to Attachment A Page 1 of 4

Sample Characteristics and Sources

Sample Characteristic	Preliminary Data File Field Name	Source(s)

LD asset ID	LD Asset ID	Underwriting Summary

Address	Address	Lease Agreement, Easement Agreement, Purchase and Sale Agreement, Underwriting Summary, Property Transaction Report or Closing Statement

State	State	Lease Agreement, Easement Agreement, Purchase and Sale Agreement, Underwriting Summary, Property Transaction Report or Closing Statement

Zip code	Zip	Lease Agreement, Easement Agreement, Purchase and Sale Agreement, Underwriting Summary, Property Transaction Report or Closing Statement

Tenant name	Tenant Name	Lease Agreement, Easement Agreement, Purchase and Sale Agreement, Underwriting Summary or Proof of Payment

Entity	Legal Entity	Easement Agreement, Lease Agreement, Deed or Purchase and Sale Agreement

Structure type	Structure Type	a. Underwriting Summary, Easement Agreement, Lease Agreement or Investment Committee Memo and

b. Data Tape Glossary

RPI type	RPI Type	a. Easement Agreement, Lease Agreement, Purchase and Sale Agreement, Underwriting Summary or Deed and

b. Data Tape Glossary

RPI term	RPI Term (Months)	Easement Agreement, Lease Agreement, Purchase and Sale Agreement, Deed or Underwriting Summary

Lease commencement date	Lease Commencement Date	Lease Agreement, Easement Agreement, Purchase and Sale Agreement, Underwriting Summary, Estoppel Certificate or Closing Statement

LD acquisition date	LD Acquisition Date	Closing Statement, Lease Agreement or Purchase and Sale Agreement

BTA rank	BTA Rank	a. Underwriting Summary or Easement Agreement and

b. BTA Rank Schedule

Parent bond rating	PC/PP Bond Rating	Parent Rating Screenshots

Next expiration date	Next Expiration Date	a. Lease Agreement, Underwriting Summary or Estoppel Certificate or

b. (1.) Lease Agreement, Underwriting Summary or Estoppel Certificate and (2.) recalculation

Lease expiration date	Final Lease Expiration	a. Lease Agreement, Underwriting Summary or Estoppel Certificate or

Exhibit 1 to Attachment A Page 2 of 4

Sample Characteristic	Preliminary Data File Field Name	Source(s)

b. (1.) Lease Agreement, Underwriting Summary or Estoppel Certificate and (2.) recalculation

Next twelve months NOI	NTM NOI	a. Lease Agreement, Underwriting Summary or Revenue Schedules or

b. (1.) Lease Agreement or Underwriting Summary and (2.) Revenue Schedules and recalculation

Notes:

i.	The LD asset ID Sample Characteristic is for identification purposes only.

ii.

For the purpose of comparing the address, state, tenant name, entity, structure type and RPI type Sample Characteristics, the Sponsor, on behalf of the Issuer, instructed us to ignore differences that appear to be due to abbreviations, truncations or spelling errors.

iii.

For the purpose of comparing the zip code Sample Characteristic, the Sponsor, on behalf of the Issuer, instructed us to only compare the first five digits of the zip code, as shown on the Preliminary Data File, to the corresponding first five digits of the zip code, as shown in the applicable Source.

iv.

For the purpose of comparing the tenant name Sample Characteristic, the Sponsor, on behalf of the Issuer, instructed us to note agreement if the tenant name, as shown on the Preliminary Data File, agreed with the corresponding tenant name, as shown in the applicable Source, in accordance with the following decode table:

Preliminary Data File Value	Source Value
Digital Unison US Acquisitions LLC	Digital Unison US Holdings, LLC
Crown Castle	Crown Atlantic Company LLC

v.

For the purpose of comparing the structure type Sample Characteristic, the Sponsor, on behalf of the Issuer, instructed us to note agreement if the structure type, as shown on the Preliminary Data File, agreed with the corresponding structure type, as shown in the applicable Source, in accordance with the:

a.	Information described in the Data Tape Glossary, as applicable, and

b.	Decode table shown below:

Preliminary Data File Value	Source Value
Fiber hub	Switch center, office condo, data room or data center
Tower	Monopole

vi.

For the purpose of comparing the RPI type Sample Characteristic, the Sponsor, on behalf of the Issuer, instructed us to use the information, as shown in the applicable Source, in accordance with the information described in the Data Tape Glossary, as applicable.

Exhibit 1 to Attachment A

vii.

For the purpose of comparing the RPI term Sample Characteristic, the Sponsor, on behalf of the Issuer, instructed us to note agreement with “1188,” as shown on the Preliminary Data File, if the applicable Source indicated that the RPI term was perpetual.

viii.	For the purpose of comparing the lease commencement date Sample Characteristic, the Sponsor, on behalf of the Issuer, instructed us to ignore differences of +/- six (6) months or less.

ix.

For the purpose of comparing the LD acquisition date, next expiration date and lease expiration date Sample Characteristics, the Sponsor, on behalf of the Issuer, instructed us to ignore differences of +/- two (2) months or less.

x.

For the purpose of comparing the BTA rank Sample Characteristic, the Sponsor, on behalf of the Issuer, instructed us to use the geographical location information, as shown in the applicable Source, in accordance with the BTA Rank Schedule, as applicable.

The Sponsor, on behalf of the Issuer, instructed us not to compare the BTA rank Sample Characteristic for any Sample Asset with a BTA rank of “N/A,” as shown on the Preliminary Data File.

xi.

The Sponsor, on behalf of the Issuer, instructed us to not to compare the parent bond rating Sample Characteristic for any Sample Asset with a parent bond rating of “NR,” as shown on the Preliminary Data File.

Exhibit 1 to Attachment A

xii.

For the purpose of comparing the next expiration date and lease expiration date Sample Characteristics, the Sponsor, on behalf of the Issuer, instructed us to use the next expiration date or lease expiration date, as applicable, as shown in the applicable Source, or if the applicable Source did not contain the next expiration date or lease expiration date, as applicable, to recalculate the next expiration date or lease expiration date, as applicable, using the information, assumptions and methodologies described in the applicable Source.

xiii.

For the purpose of comparing the next twelve months NOI Sample Characteristic, the Sponsor, on behalf of the Issuer, instructed us to use the next twelve months NOI, as shown in the applicable Source, or if the applicable Source did not contain the next twelve months NOI, to recalculate the next twelve months NOI using the information, assumptions and methodologies described in the applicable Source.

For the purpose of this procedure, the Sponsor, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Asset Number	Sample Characteristic	Preliminary Data File Value	Source Value

6	RPI type	General Easement	Ground Lease

26	BTA rank	101	6
	Next expiration date	3/1/2030	2/28/2029

27	BTA rank	262	2

28	Address	1200 Washington Park Dr	810 Myrtle Ave
	Next twelve months NOI	$70,501.93	$72,190.22

31	Next twelve months NOI	$30,360.00	$41,582.04

32	Next expiration date	8/31/2030	6/30/2026
	Lease expiration date	8/31/2030	6/30/2031
	Next twelve months NOI	$28,402.32	$32,662.70

Exhibit 3 to Attachment A

Sample Characteristic Differences

Between the Preliminary Data File and Data File

Sample Asset Number	Sample Characteristic	Preliminary Data File Value	Data File Value

6	RPI type	General Easement	Ground Lease

26	BTA rank Next expiration date	101 3/1/2030	6 2/28/2029

27	BTA rank	262	2

28	Address	1200 Washington Park Dr	810 Myrtle Ave
	Next twelve months NOI	$70,501.93	$72,190.22

31	Next twelve months NOI	$30,360.00	$41,582.04

32	Next expiration date	8/31/2030	6/30/2026
	Lease expiration date	8/31/2030	6/30/2031
	Next twelve months NOI	$28,402.32	$32,662.70